UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment;         Amendment Number:  [ ]
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arthur J. Gallagher & Co.
Address:          Two Pierce Place
                  Itasca, Illinois 60143


Form 13F File Number:      28-14530
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                April J. Hanes-Dowd
         Title:               Assistant Secretary
         Phone:               (630) 773-3800

Signature, Place, and Date of Signing:


/s/ April J. Hanes-Dowd        Itasca, Illinois      November 8, 2011
-----------------------       ------------------     ----------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      2
                                                  -----------------

Form 13F Information Table Entry Total:                 9
                                                  -----------------

Form 13F Information Table Value Total:           $    422,498
                                                   ----------------
                                                      (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1          28-14533_____________________      Gallagher Fiduciary Advisors, LLC

2          28-14532_____________________      Gallagher Benefit Services, Inc.

                                      -2-

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        September 30, 2011


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Investment    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Discretion   Managers  Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -----------  --------  ----    ------    ----
General Motors Company          COM     37045V100      15448    765523   SH          DEFINED     1, 2               618207    147316
General Motors Company         W EXP    37045V118      20203   1735648   SH          DEFINED     1, 2              1401898    333750
                              7/10/2016
General Motors Company         W EXP    37045V126      27888   3516748   SH          DEFINED     1, 2              2840388    676360
                              7/10/2019
Franklin Resources Inc.         COM     354613101      84134    879698   SH          DEFINED     1, 2               879698
Kaiser Aluminum Corporation     COM     483007704      82898   2202495   SH          DEFINED     1, 2      2202495
Kaman Corp.                     COM     483548103      19537    701509   SH          DEFINED                                  701509
PPG Industries Inc.             COM     693506107     127492   1804305   SH          DEFINED     1, 2              1804305
Solutia Inc.                    COM     834376501      13582   1056992   SH          DEFINED     1, 2      1056992
Windstream Corp.                COM     97381W104      31316   2688100   SH          DEFINED     1, 2                        2688100









REPORT SUMMARY         9    DATA RECORDS     $422,498        ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED - 2
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